Cable and Satellite Television Distribution Rights, Net (Tables)	12 Months Ended
Dec. 31, 2013
Cable and Satellite Television Distribution Rights [Abstract]
Schedule of Cable and Satellite Television Distribution Rights
Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,324	2,304
Less accumulated amortization	(1,700)	(1,540)
Cable and satellite television distribution rights, net	$624	764

Schedule of Expected Amortization Expense	As of December 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2014	$176
2015	167
2016	161
2017	110
2018	5